Filed with the U.S. Securities and Exchange Commission on December 23, 2021
1933 Act Registration File No. 333-206240
1940 Act File No. 811-23084

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	124	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	127	[	X	]

(Check appropriate box or boxes.)

SERIES PORTFOLIOS TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-6115

Ryan L. Roell, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:

Marco Adelfio Goodwin Procter LLP 1900 N Street, NW Washington, DC 20036

It is proposed that this filing will become effective

immediately upon filing pursuant to paragraph (b)
X	on January 24, 2022, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 121 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on October 13, 2021, and pursuant to Rule 485(a)(2) would have become effective on December 27, 2021.

Post-Effective Amendment No. 124 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 24, 2022, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 124 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Series Portfolios Trust, certifies that it has duly caused this Post-Effective Amendment No.124 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, and State of Wisconsin, on the December 23, 2021.

Series Portfolios Trust

By: /s/ Ryan L. Roell
Ryan L. Roell
President

    Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No.124 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel B. Willey*	Trustee	December 23, 2021
Daniel B. Willey

/s/ Debra McGinty-Poteet*	Trustee	December 23, 2021
Debra McGinty-Poteet

/s/ Koji Felton*	Trustee	December 23, 2021
Koji Felton

/s/ Elaine E. Richards*	Trustee	December 23, 2021
Elaine E. Richards

/s/ Ryan L. Roell	President and Principal	December 23, 2021
Ryan L. Roell	Executive Officer

/s/ Cullen O. Small*	Treasurer and Principal	December 23, 2021
Cullen O. Small	Financial Officer

*By: /s/ Ryan L. Roell		December 23, 2021
Ryan L. Roell Attorney-In Fact pursuant to Power of Attorney